DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)							2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 USD ($) shares	Nov. 25, 2024 $ / shares shares	May 14, 2024	May 11, 2024	May 19, 2025 USD ($)	Mar. 31, 2025 USD ($) Integer $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) shares	Apr. 28, 2025 shares	Feb. 28, 2025 $ / shares	Jan. 31, 2025 $ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of subsidiary companies | Integer								1		1
Warrants issued | shares								915,383		796,176	116,928
Stock issued under ELOC agreement								$ 1,679,810
Reverse stock split					0.57	0.57
Net income (loss)								(3,033,047)	$ 452,839	$ 710,458	$ (36,798,419)
Net cash used in operations								2,031,264	2,660,083	11,215,623	8,479,746
Accumulated deficit								77,167,065		74,134,018	74,844,476
Stockholders' deficit								(328,976)	(42,969,617)	791,767	(43,422,456)					$ (6,631,291)
Change in fair value of convertible notes									$ 571,089	(14,028,067)	22,764,854
Accumulated deficit								(77,167,065)		$ (74,134,018)	$ (74,844,476)
Working capital term										1 year
Liquidity and Going Concern [Member]
Property, Plant and Equipment [Line Items]
Net income (loss)										$ 14,100,000
Accumulated deficit										(68,200,000)
Stockholders' deficit										6,800,000
Change in increase in fair value of convertible notes										6,000,000.0
Accumulated deficit										68,200,000
Convertible Notes Payable [Member]
Property, Plant and Equipment [Line Items]
Change in fair value of convertible notes										$ 14,800,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Warrants issued | shares												327,868
Minimum [Member]
Property, Plant and Equipment [Line Items]
Labeling and collateral costs								0.10
Minimum [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Labeling and collateral costs								0.10
Maximum [Member]
Property, Plant and Equipment [Line Items]
Labeling and collateral costs								1.00
Maximum [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Labeling and collateral costs								$ 1.00
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Warrants issued maximum shares | shares		5,000,000
Common Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Warrants issued maximum shares | shares		5,000,000
Common Warrants [Member]
Property, Plant and Equipment [Line Items]
Stock price | $ / shares								$ 5.00		$ 5.00
Common warrants to purchase shares of common stock | shares				382,205				382,205		382,205
Class of warrant exercise price | $ / shares				$ 0.01
Class of warrant, price per warrant | $ / shares				$ 3.99
Common Warrants [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Common warrants to purchase shares of common stock | shares	884,159
Commitment Warrant [Member]
Property, Plant and Equipment [Line Items]
Class of warrant exercise price | $ / shares													$ 67
Commitment Warrant [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Class of warrant exercise price | $ / shares													$ 67
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of shares sold | shares				1,687,500
Stock price | $ / shares				$ 4.00					$ 4.00						$ 5.00
Class of warrant exercise price | $ / shares				$ 4.00
Stock issued under ELOC agreement										$ 3,592,079
IPO [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stock price | $ / shares	$ 4.00
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stock price | $ / shares														$ 1.11
ELOC Purchase Agreement [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Stock issued under ELOC agreement			$ 15,000,000
ELOC Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stock issued under ELOC agreement			$ 15,000,000				$ 1,187,453
ELOC Purchase Agreement [Member] | Commitment Warrant [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Class of warrant exercise price | $ / shares		$ 0.001
Warrants issued | shares		67,162	67,162
ELOC Purchase Agreement [Member] | Commitment Warrant [Member] | Common Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Class of warrant exercise price | $ / shares		$ 0.001
Warrants issued | shares		67,162